Related Party Transactions - Additional Information (Detail) - USD ($)				6 Months Ended
	Jun. 30, 2018	Apr. 26, 2017	Feb. 28, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Mar. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Mar. 31, 2015
Related Party Transaction [Line Items]
Investment income, net				$ 19,000,000	$ 36,000,000
Seller's credit	$ 565,000,000			565,000,000		$ 547,000,000
Debt outstanding	8,547,000,000			8,547,000,000		8,701,000,000
Secured Debt [Member]
Related Party Transaction [Line Items]
Debt outstanding	5,476,000,000			5,476,000,000		5,581,000,000
Equity Method Investee [Member] | Medium-term Notes [Member]
Related Party Transaction [Line Items]
Debt, face amount										$ 230,000,000
Archer [Member]
Related Party Transaction [Line Items]
Subordinated loan		$ 37,000,000
Loans payable fair value		56,000,000
Net gain on debt extinguishment		$ 19,000,000
Fair value of the convertible debt instrument	58,000,000			58,000,000
Gain on debt component	2,000,000
Gain on the embedded conversion option	4,000,000
Private placement			$ 100,000,000
Ownership interest		15.69%
Archer [Member] | Embedded Derivative Option [Member]
Related Party Transaction [Line Items]
Fair value of the convertible debt instrument	12,000,000			12,000,000
Archer [Member] | Debt [Member]
Related Party Transaction [Line Items]
Fair value of the convertible debt instrument	46,000,000			46,000,000
Archer [Member] | Equity Method Investee [Member]
Related Party Transaction [Line Items]
Notes receivable							$ 37,000,000
Investment income, net				$ 0	3,000,000
Archer [Member] | Equity Method Investee [Member] | Convertible Subordinated Debt [Member]
Related Party Transaction [Line Items]
Due from related parties		$ 45,000,000
Seadrill Jack Up Operations DeMexico [Member] | Equity Method Investee [Member]
Related Party Transaction [Line Items]
Ownership				100.00%
Related party expense				$ 1,000,000	3,000,000
SeaMex Limited [Member] | Equity Method Investee [Member]
Related Party Transaction [Line Items]
Debt, face amount										250,000,000
Seller's credit	250,000,000			250,000,000		250,000,000				250,000,000
Debt outstanding	250,000,000			250,000,000		250,000,000
Loan to related party	45,000,000			45,000,000		45,000,000			$ 45,000,000
Interest income, related party				$ 12,000,000	17,000,000
Minimum [Member] | Equity Method Investee [Member]
Related Party Transaction [Line Items]
Management fee				4.50%
Minimum [Member] | Archer [Member]
Related Party Transaction [Line Items]
Ownership interest			16.23%
Minimum [Member] | Seadrill Jack Up Operations DeMexico [Member] | Equity Method Investee [Member]
Related Party Transaction [Line Items]
Management fee				5.00%
Maximum [Member] | Equity Method Investee [Member]
Related Party Transaction [Line Items]
Management fee				8.00%
Maximum [Member] | Archer [Member]
Related Party Transaction [Line Items]
Ownership interest			39.89%
Maximum [Member] | Seadrill Jack Up Operations DeMexico [Member] | Equity Method Investee [Member]
Related Party Transaction [Line Items]
Management fee				8.00%
LIBOR [Member] | SeaMex Limited [Member] | Equity Method Investee [Member]
Related Party Transaction [Line Items]
Loan receivable basis spread on variable rate									6.50%
Revolving Credit Facility [Member] | SeaMex Limited [Member] | Equity Method Investee [Member]
Related Party Transaction [Line Items]
Debt, face amount										$ 20,000,000
SeaMex Limited [Member] | Equity Method Investee [Member]
Related Party Transaction [Line Items]
Management service agreement termination notice period				60 days
Other revenues				$ 5,000,000	5,000,000
SeaMex Limited [Member] | Drilling Unit [Member] | Equity Method Investee [Member]
Related Party Transaction [Line Items]
Maximum guarantee	30,000,000			30,000,000		30,000,000
SFL West Vela Limited [Member] | 1.5 Billion Facility [Member] | Secured Debt [Member]
Related Party Transaction [Line Items]
Debt, face amount	1,500,000,000			1,500,000,000
Sfl West Polaris Limited [Member] | 420 Million Facility [Member] | Secured Debt [Member]
Related Party Transaction [Line Items]
Debt, face amount	420,000,000			420,000,000
Performance Guarantee [Member] | Seadrill Partners LLC [Member]
Related Party Transaction [Line Items]
Guarantees	57,000,000			57,000,000		165,000,000
Financial Guarantee [Member] | Seadrill Partners LLC [Member]
Related Party Transaction [Line Items]
Guarantees						0
Financial Guarantee [Member] | Archer [Member]
Related Party Transaction [Line Items]
Guarantees					$ 278,000,000		278,000,000
Subordinated loan							$ 149,000,000
Contingent liability recognized								$ 28,000,000
Custom Guarantee [Member] | Seadrill Partners LLC [Member]
Related Party Transaction [Line Items]
Guarantees	$ 0			$ 0		$ 600,000